COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial Instruments with Off-balance Sheet Risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:

	2019	2018
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$582,457	$505,421
Standby letters of credit	7,207	4,998